Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Property, Plant and Equipment

	Right-of-use asset (buildings)	Right-of-use asset (equipment)	Leasehold improvements	Office equipment	IT equipment	Total
	£’000s	£’000s	£’000s	£’000s	£’000s	£’000s
Cost or valuation
At January 1, 2021	1,848	1,169	164	71	132	3,384
Additions	923	—	393	109	48	1,473
Lease modification	133	30	—	—	—	163
Disposals	—	(868)	—	(7)	—	(875)
Currency translation effects	(1)	(36)	—	—	—	(37)

At December 31, 2021	2,903	295	557	173	180	4,108

Depreciation
At January 1, 2021	(531)	(1,023)	(85)	(65)	(107)	(1,811)
Disposals	—	868	—	7	—	874
Depreciation for the year	(494)	(76)	(39)	(11)	(22)	(642)

At December 31, 2021	(1,025)	(231)	(124)	(69)	(129)	(1,578)

Net book value
At January 1, 2021	1,318	146	79	6	25	1,573

At December 31, 2021	1,878	64	433	104	51	2,530

	Right-of-use asset (buildings)	Right-of-use asset (equipment)	Leasehold improvements	Office equipment	IT equipment	Total
	£’000s	£’000s	£’000s	£’000s	£’000s	£’000s
Cost or valuation
At January 1, 2020	11,877	1,024	164	71	116	13,252
Additions	—	—	—	—	16	16
Lease modification	(10,220)	149	—	—	—	(10,071)
Currency translation effects	191	(4)	—	—	—	187

At December 31, 2020	1,848	1,169	164	71	132	3,384

Depreciation
At January 1, 2020	(996)	(509)	(69)	(30)	(90)	(1,694)
Lease modifications	1,482	—	—	—	—	1,482
Depreciation for the year	(1,017)	(514)	(16)	(35)	(17)	(1,599)

At December 31, 2020	(531)	(1,023)	(85)	(65)	(107)	(1,811)

Net book value
At January 1, 2020	10,881	515	95	41	26	11,558

At December 31, 2020	1,318	146	79	6	25	1,573

Summary of the maturity of lease liabilities	The maturity of lease liabilities as of December 31, 2021 are as follows:

	Within 1 year	Between 1 and 3 years	Between 3 and 5 years	Over 5 years	Total
	£’000s	£’000s	£’000s	£’000s	£’000s
Maturity of lease liabilities	622	972	782	—	2,376